GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.75%
10,700	AdvanSix Inc	$ 546,663
14,200	American Vanguard Corp	288,544
89,444	Arconic Corp(a)	2,291,555
16,224	Ashland Global Holdings Inc	1,596,604
41,395	Cabot Corp	2,831,832
8,100	Commercial Metals Co	337,122
6,900	Compass Minerals International Inc(b)	433,251
51,200	Ecovyst Inc	591,872
33,400	Glatfelter Corp	413,492
3,800	Hawkins Inc	174,420
4,500	HB Fuller Co	297,315
24,308	Ingevity Corp(a)	1,557,414
2,900	Innospec Inc	268,395
6,000	Kaiser Aluminum Corp	564,960
25,200	Mercer International Inc	351,540
1,100	NewMarket Corp	356,818
11,600	Trinseo PLC	555,872
86,020	Valvoline Inc	2,714,791
		16,172,460
Communications — 3.18%
38,700	Casa Systems Inc(a)	174,924
36,100	CommScope Holding Co Inc(a)	284,468
30,600	Entravision Communications Corp Class A	196,146
6,600	ePlus Inc(a)	369,996
97,441	Gray Television Inc	2,150,523
88,343	Houghton Mifflin Harcourt Co(a)	1,856,086
19,500	NETGEAR Inc(a)	481,260
4,700	Preformed Line Products Co	298,074
32,524	Scholastic Corp	1,310,067
45,900	Stagwell Inc(a)	332,316
5,500	TEGNA Inc	123,200
35,840	Thryv Holdings Inc(a)	1,007,821
69,573	United States Cellular Corp(a)	2,103,192
187,696	Viavi Solutions Inc(a)	3,018,151
		13,706,224
Consumer, Cyclical — 13.12%
16,400	Adient PLC(a)	668,628
14,500	Allison Transmission Holdings Inc	569,270
16,400	American Eagle Outfitters Inc(b)	275,520
3,500	Asbury Automotive Group Inc(a)	560,700
9,300	Bassett Furniture Industries Inc	154,008
17,100	Big 5 Sporting Goods Corp(b)	293,265
4,700	BlueLinx Holdings Inc(a)	337,836
14,600	Brinker International Inc(a)	557,136
30,557	Brunswick Corp	2,471,756
29,700	Cato Corp Class A	435,402
8,200	Century Communities Inc	439,274
11,591	Churchill Downs Inc	2,570,652
Shares		Fair Value
Consumer, Cyclical — (continued)
7,062	Cracker Barrel Old Country Store Inc	$ 838,471
159,815	Dana Inc	2,807,950
12,200	Designer Brands Inc Class A(a)	164,822
2,200	Dine Brands Global Inc	171,490
23,700	El Pollo Loco Holdings Inc(a)	275,394
22,000	Ethan Allen Interiors Inc	573,540
16,900	Foot Locker Inc	501,254
16,600	Fossil Group Inc(a)	160,024
5,000	Franchise Group Inc	207,150
14,100	G-III Apparel Group Ltd(a)	381,405
8,300	Genesco Inc(a)	527,963
6,400	Green Brick Partners Inc(a)	126,464
3,000	Group 1 Automotive Inc	503,490
19,800	Haverty Furniture Cos Inc(b)	542,916
33,200	Healthcare Services Group Inc(b)	616,524
11,000	Hibbett Inc	487,740
20,500	Hooker Furnishings Corp	388,270
38,774	IAA Inc(a)	1,483,106
22,300	Interface Inc	302,611
20,000	International Game Technology PLC(b)	493,600
6,000	Jack in the Box Inc	560,460
7,900	Johnson Outdoors Inc Class A	614,067
55,057	KAR Auction Services Inc(a)	993,779
66,256	KB Home	2,145,369
57,300	Kimball International Inc Class B	484,185
35,400	Kirkland's Inc(a)(b)	328,866
17,400	Lakeland Industries Inc(a)	333,906
23,600	La-Z-Boy Inc	622,332
13,668	LCI Industries	1,418,875
3,200	LGI Homes Inc(a)	312,576
52,340	Liberty Media Corp-Liberty Braves(a)	1,460,809
9,900	LL Flooring Holdings Inc(a)	138,798
13,300	M/I Homes Inc(a)	589,855
8,300	MarineMax Inc(a)	334,158
19,045	Marriott Vacations Worldwide Corp	3,003,397
6,900	Meritage Homes Corp(a)	546,687
16,300	Meritor Inc(a)	579,791
30,400	Mesa Air Group Inc(a)	133,760
83,625	Methode Electronics Inc	3,616,781
64,120	Miller Industries Inc	1,805,619
7,200	Nu Skin Enterprises Inc Class A	344,736
12,700	ODP Corp(a)	582,041
11,700	OneWater Marine Inc Class A(b)	403,065
8,100	PC Connection Inc	424,359
11,600	PetMed Express Inc(b)	299,280
21,100	Potbelly Corp(a)	141,370
22,200	Resideo Technologies Inc(a)	529,026
3,800	Rocky Brands Inc	158,042
10,900	Rush Enterprises Inc Class A	554,919
16,500	ScanSource Inc(a)	574,035
9,653	Scotts Miracle-Gro Co	1,186,933

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
19,622	Skyline Champion Corp(a)	$ 1,076,855
2,300	Sleep Number Corp(a)	116,633
13,000	Sonic Automotive Inc Class A	552,630
14,700	Spirit Airlines Inc(a)	321,489
35,400	Steelcase Inc Class A	423,030
18,000	Taylor Morrison Home Corp(a)	489,960
12,100	Tilly's Inc Class A	113,256
7,500	Travel + Leisure Co	434,550
30,200	Tri Pointe Homes Inc(a)	606,416
17,800	Tupperware Brands Corp(a)	346,210
86,667	Urban Outfitters Inc(a)	2,176,208
71,000	Vera Bradley Inc(a)	544,570
4,400	Vista Outdoor Inc(a)	157,036
22,985	VSE Corp	1,059,379
109,414	Wabash National Corp(b)	1,623,704
7,200	World Fuel Services Corp	194,688
5,500	Zumiez Inc(a)	210,155
		56,556,276
Consumer, Non-Cyclical — 15.08%
109,126	Aaron's Co Inc	2,191,250
7,500	ABM Industries Inc	345,300
69,300	ACCO Brands Corp	554,400
105,918	Alta Equipment Group Inc(a)	1,309,146
13,252	AMN Healthcare Services Inc(a)	1,382,581
24,987	Andersons Inc	1,255,847
14,600	B&G Foods Inc(b)	393,908
11,600	BGSF Inc	152,772
6,400	Brink's Co	435,200
15,200	Cass Information Systems Inc	561,032
7,100	CBIZ Inc(a)	297,987
12,500	Central Garden & Pet Co(a)	549,500
5,508	Charles River Laboratories International Inc(a)	1,564,107
14,362	CONMED Corp	2,133,475
137,527	Dole PLC(b)	1,705,335
98,638	Emerald Holding Inc(a)	335,369
16,100	Emergent BioSolutions Inc(a)	661,066
27,900	Ennis Inc	515,313
15,192	Euronet Worldwide Inc(a)	1,977,239
2,800	FTI Consulting Inc(a)	440,216
22,200	H&R Block Inc	578,088
34,400	Hanger Inc(a)	630,552
14,200	Heidrick & Struggles International Inc	562,036
37,170	Herc Holdings Inc	6,210,735
54,756	Inmode Ltd(a)	2,021,044
29,093	Inotiv Inc(a)(b)	761,655
24,128	Insperity Inc	2,422,934
7,302	J & J Snack Foods Corp	1,132,540
14,677	Jazz Pharmaceuticals PLC(a)	2,284,769
28,606	John Wiley & Sons Inc Class A	1,516,976
19,200	Kelly Services Inc Class A	416,448
55,586	Korn Ferry	3,609,755
57,947	Lantheus Holdings Inc(a)	3,205,049
1,700	Medifast Inc	290,326
32,500	MoneyGram International Inc(a)	343,200
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,000	Natural Grocers by Vitamin Cottage Inc	$ 294,000
67,122	Nomad Foods Ltd(a)	1,515,615
82,527	Option Care Health Inc(a)	2,356,971
6,000	Patterson Cos Inc	194,220
5,600	Prestige Consumer Healthcare Inc(a)	296,464
92,375	Quanex Building Products Corp	1,938,951
18,800	Rent-A-Center Inc	473,572
37,300	Resources Connection Inc	639,322
29,823	Spectrum Brands Holdings Inc	2,645,896
82,997	Supernus Pharmaceuticals Inc(a)	2,682,463
11,500	Taro Pharmaceutical Industries Ltd(a)	497,490
20,100	TrueBlue Inc(a)	580,689
12,707	United Therapeutics Corp(a)	2,279,763
5,700	USANA Health Sciences Inc(a)	452,865
49,500	Vanda Pharmaceuticals Inc(a)	559,845
16,200	Vectrus Inc(a)	580,932
4,708	WEX Inc(a)	840,143
205,746	Whole Earth Brands Inc(a)	1,473,141
		65,049,492
Energy — 7.46%
14,400	Amplify Energy Corp(a)	79,200
99,648	Antero Resources Corp(a)	3,042,253
66,900	Berry Corp	690,408
46,465	California Resources Corp	2,078,380
50,800	Centennial Resource Development Inc Class A(a)	409,956
188,942	ChampionX Corp(a)	4,625,300
8,800	Civitas Resources Inc	525,448
9,400	Core Laboratories NV	297,322
5,400	CVR Energy Inc	137,916
16,400	Dril-Quip Inc(a)	612,540
52,576	EQT Corp	1,809,140
71,500	Equitrans Midstream Corp	603,460
33,600	Expro Group Holdings NV(a)	597,408
22,800	FutureFuel Corp	221,844
73,000	Helix Energy Solutions Group Inc(a)	348,940
5,400	HF Sinclair Corp(a)	215,190
89,600	Kosmos Energy Ltd(a)	644,224
5,000	Laredo Petroleum Inc(a)	395,700
30,600	Liberty Oilfield Services Inc Class A(a)	453,492
31,800	Matrix Service Co(a)	261,396
14,300	Murphy Oil Corp	577,577
76,400	National Energy Services Reunited Corp(a)	641,760
106,400	Newpark Resources Inc(a)	389,424
31,378	NextEra Energy Partners LP(b)	2,615,670
65,400	NexTier Oilfield Solutions Inc(a)	604,296
115,678	Northern Oil & Gas Inc(b)	3,260,963
3,800	Oasis Petroleum Inc	555,940
30,900	Oil States International Inc(a)	214,755

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Energy — (continued)
41,800	Par Pacific Holdings Inc(a)	$ 544,236
8,300	PDC Energy Inc	603,244
26,800	ProPetro Holding Corp(a)	373,324
21,500	Range Resources Corp(a)	653,170
14,100	Ranger Oil Corp Class A(a)	486,873
3,400	REX American Resources Corp(a)	338,640
48,200	Select Energy Services Inc Class A(a)	413,074
30,200	Solaris Oilfield Infrastructure Inc Class A	340,958
25,200	Talos Energy Inc(a)	397,908
27,400	TechnipFMC PLC(a)	212,350
9,600	Warrior Met Coal Inc	356,256
6,800	Whiting Petroleum Corp	554,268
		32,184,203
Financial — 29.03%
8,800	1st Source Corp	407,000
34,399	Agree Realty Corp REIT	2,282,718
2,500	Alexander's Inc REIT	640,575
11,400	Amalgamated Financial Corp	204,858
41,600	Ambac Financial Group Inc(a)	432,640
14,700	American Equity Investment Life Holding Co	586,677
68,037	Ameris Bancorp	2,985,464
53,300	Arlington Asset Investment Corp Class A REIT(a)	184,951
7,900	Artisan Partners Asset Management Inc Class A	310,865
28,300	Associated Banc-Corp	644,108
9,400	Assured Guaranty Ltd	598,404
74,957	Atlantic Union Bankshares Corp	2,750,172
9,000	Axis Capital Holdings Ltd	544,230
7,400	Bank of Marin Bancorp	259,518
13,600	BankUnited Inc	597,856
7,100	Banner Corp	415,563
11,800	BCB Bancorp Inc	215,350
19,500	Berkshire Hills Bancorp Inc	564,915
21,200	Blue Foundry Bancorp(a)	287,260
36,500	Braemar Hotels & Resorts Inc REIT	225,570
12,000	Bridgewater Bancshares Inc(a)	200,160
5,100	Brighthouse Financial Inc(a)	263,466
17,000	Brookline Bancorp Inc	268,940
113,723	Cadence Bank	3,327,535
7,600	Camden National Corp	357,504
76,186	Cannae Holdings Inc(a)	1,822,369
11,800	Carter Bankshares Inc(a)	204,966
9,200	Cathay General Bancorp	411,700
15,100	Central Pacific Financial Corp	421,290
8,400	Central Valley Community Bancorp	196,140
7,600	Civista Bancshares Inc	183,160
7,300	CNB Financial Corp	192,136
23,400	CNO Financial Group Inc	587,106
12,700	Columbia Banking System Inc	409,829
Shares		Fair Value
Financial — (continued)
4,800	Community Financial Corp	$ 192,000
8,100	Community Trust Bancorp Inc	333,720
23,600	Cowen Inc Class A	639,560
12,600	CrossFirst Bankshares Inc(a)	198,576
42,381	CubeSmart REIT	2,205,083
121,247	CVB Financial Corp	2,814,143
2,000	Diamond Hill Investment Group Inc	374,600
9,800	Eagle Bancorp Inc	558,698
68,564	Employers Holdings Inc	2,812,495
2,600	Enstar Group Ltd(a)	678,990
4,000	Enterprise Financial Services Corp	189,240
16,100	Essent Group Ltd	663,481
1,300	Evercore Inc Class A	144,716
9,300	FB Financial Corp	413,106
23,672	Federal Agricultural Mortgage Corp Class C	2,567,939
14,700	Federated Hermes Inc	500,682
6,200	Financial Institutions Inc	186,806
36,757	First American Financial Corp	2,382,589
32,700	First BanCorp	429,024
21,600	First Busey Corp	547,344
6,400	First Business Financial Services Inc	209,984
14,900	First Financial Bancorp	343,445
9,600	First Financial Corp	415,488
14,900	First Hawaiian Inc	415,561
8,100	First Internet Bancorp	348,381
11,289	First Interstate BancSystem Inc Class A	415,097
6,200	First Mid Bancshares Inc	238,638
17,100	First of Long Island Corp	332,766
25,000	Flushing Financial Corp	558,750
52,500	FNB Corp	653,625
5,600	FS Bancorp Inc	173,600
29,400	Fulton Financial Corp	488,628
15,200	Granite Point Mortgage Trust Inc REIT	169,024
20,800	Great Ajax Corp REIT(b)	243,984
5,700	Great Southern Bancorp Inc	336,357
24,800	Greenhill & Co Inc	383,656
7,900	Hancock Whitney Corp	411,985
22,800	Hanmi Financial Corp	561,108
2,000	Hanover Insurance Group Inc	299,040
8,600	Heartland Financial USA Inc	411,338
10,900	Heritage Financial Corp	273,154
20,600	Hilltop Holdings Inc	605,640
5,100	Home Bancorp Inc	208,029
129,304	Home BancShares Inc	2,922,270
8,600	HomeStreet Inc	407,468
35,300	Hope Bancorp Inc	567,624
8,500	Horace Mann Educators Corp	355,555
21,300	Horizon Bancorp Inc	397,671
20,792	Independent Bank Corp	600,202
10,000	International Bancshares Corp	422,100
89,120	International Money Express Inc(a)	1,836,763
8,300	Investar Holding Corp	158,447

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Financial — (continued)
22,200	Investors Bancorp Inc	$ 331,446
17,100	James River Group Holdings Ltd	423,054
5,000	Kemper Corp	282,700
29,500	Lakeland Bancorp Inc	492,650
4,600	Level One Bancorp Inc	183,678
14,600	Luther Burbank Corp	194,034
20,300	Macatawa Bank Corp	182,903
27,872	McGrath RentCorp	2,368,563
7,400	Mercantile Bank Corp	262,108
75,190	Meta Financial Group Inc	4,129,435
38,300	MFA Financial Inc REIT	154,349
14,900	Midland States Bancorp Inc	430,014
6,100	MidWestOne Financial Group Inc	201,910
4,000	National Bankshares Inc	148,760
2,000	National Western Life Group Inc Class A	420,800
33,600	Navient Corp	572,544
91,300	New York Mortgage Trust Inc REIT	333,245
6,100	Nicolet Bankshares Inc(a)	570,777
29,100	NMI Holdings Inc Class A(a)	600,042
4,000	Northeast Bank	136,440
15,900	Northeast Community Bancorp Inc	194,775
15,400	Northfield Bancorp Inc	221,144
4,400	Northrim BanCorp Inc	191,708
176,805	OceanFirst Financial Corp	3,553,780
15,909	Old National Bancorp	260,589
67,180	Orion Office Inc REIT	940,520
7,600	Orrstown Financial Services Inc	174,268
9,800	PacWest Bancorp	422,674
12,100	PCB Bancorp	277,695
7,500	Peapack-Gladstone Financial Corp	260,625
24,500	Pebblebrook Hotel Trust REIT	599,760
3,800	Peoples Bancorp Inc	118,978
28,300	Perella Weinberg Partners	267,435
38,385	Pinnacle Financial Partners Inc	3,534,491
52,713	Popular Inc	4,308,761
32,077	PotlatchDeltic Corp REIT	1,691,420
5,600	Preferred Bank	414,904
13,500	Premier Financial Corp	409,455
13,800	Primis Financial Corp	192,924
13,800	ProAssurance Corp	370,944
31,603	Prosperity Bancshares Inc	2,192,616
14,900	Provident Financial Services Inc	348,660
25,500	Radian Group Inc	566,355
10,800	RBB Bancorp	253,692
20,100	RE/MAX Holdings Inc Class A	557,373
14,200	Renasant Corp	474,990
6,200	Republic Bancorp Inc Class A	278,628
27,958	Rexford Industrial Realty Inc REIT	2,085,387
22,000	RMR Group Inc Class A	684,200
13,900	S&T Bancorp Inc	411,162
Shares		Fair Value
Financial — (continued)
4,000	Safety Insurance Group Inc	$ 363,400
51,300	Seritage Growth Properties REIT Class A(a)(b)	649,458
6,500	Sierra Bancorp	162,370
5,500	Simmons First National Corp Class A(b)	144,210
77,900	SiriusPoint Ltd(a)	582,692
27,771	SouthState Corp	2,265,836
66,763	STAG Industrial Inc REIT	2,760,650
51,380	Stifel Financial Corp	3,488,702
6,300	Territorial Bancorp Inc	151,200
10,800	Texas Capital Bancshares Inc(a)	618,948
11,200	Towne Bank	335,328
13,800	TPG RE Finance Trust Inc REIT	162,978
21,000	Trean Insurance Group Inc(a)	98,490
4,700	TriCo Bancshares	188,141
46,426	Triumph Bancorp Inc(a)	4,364,973
13,300	TrustCo Bank Corp	424,669
18,500	Trustmark Corp	562,215
6,100	Univest Financial Corp	163,236
15,600	Victory Capital Holdings Inc Class A	450,372
1,080	Virtus Investment Partners Inc	259,189
19,000	Washington Federal Inc	623,580
3,700	Washington Trust Bancorp Inc	194,250
17,700	Waterstone Financial Inc	342,318
6,100	Webster Financial Corp	342,332
500	White Mountains Insurance Group Ltd	568,120
14,900	William Penn Bancorp	189,975
48,788	Wintrust Financial Corp	4,533,869
54,901	WSFS Financial Corp	2,559,485
		125,213,516
Industrial — 16.93%
12,600	AAR Corp(a)	610,218
17,862	Advanced Energy Industries Inc	1,537,561
45,778	AECOM	3,516,208
30,452	Albany International Corp Class A	2,567,713
54,466	Altra Industrial Motion Corp	2,120,361
55,552	Arcosa Inc	3,180,352
23,830	Atkore Inc(a)	2,345,825
13,500	Avnet Inc	547,965
26,965	AZZ Inc	1,300,792
7,600	Barnes Group Inc	305,444
11,300	Belden Inc	626,020
6,409	Boise Cascade Co	445,233
9,800	Cactus Inc Class A	556,052
3,500	Chase Corp	304,185
28,372	Clean Harbors Inc(a)	3,167,450
69,760	Columbus McKinnon Corp	2,957,824
3,700	Comfort Systems USA Inc	329,337
34,800	Comtech Telecommunications Corp	546,012

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Industrial — (continued)
6,400	DXP Enterprises Inc(a)	$ 173,376
3,200	Encore Wire Corp	365,024
21,400	Energizer Holdings Inc	658,264
29,200	Enerpac Tool Group Corp	639,188
7,700	EnerSys	574,189
5,400	EnPro Industries Inc	527,742
16,900	Flowserve Corp	606,710
20,000	Fluor Corp(a)	573,800
3,900	Forward Air Corp	381,342
187,132	Genco Shipping & Trading Ltd	4,420,058
56,500	GrafTech International Ltd	543,530
6,900	Graham Corp	53,199
39,500	Great Lakes Dredge & Dock Corp(a)	554,185
11,200	Greenbrier Cos Inc	576,912
7,500	Griffon Corp	150,225
32,000	Heartland Express Inc	450,240
14,000	Hillenbrand Inc	618,380
14,600	Hyster-Yale Materials Handling Inc	484,866
142,547	Janus International Group Inc(a)	1,282,923
23,900	JELD-WEN Holding Inc(a)	484,692
19,087	Kadant Inc	3,706,505
87,825	Kimball Electronics Inc(a)	1,755,622
2,900	L B Foster Co Class A(a)	44,573
6,789	Littelfuse Inc	1,693,244
5,900	Masonite International Corp(a)	524,746
2,300	Matson Inc	277,426
101,890	MDU Resources Group Inc	2,715,368
6,700	Moog Inc Class A	588,260
4,400	Mueller Industries Inc	238,348
21,900	Mueller Water Products Inc Class A	282,948
2,700	MYR Group Inc(a)	253,908
8,500	National Presto Industries Inc	654,075
1,900	Plexus Corp(a)	155,439
15,800	Powell Industries Inc	306,836
16,400	Primoris Services Corp	390,648
8,100	Proto Labs Inc(a)	428,490
102,384	Pure Cycle Corp(a)	1,230,656
5,300	Ryerson Holding Corp	185,606
13,600	Sanmina Corp(a)	549,712
7,400	Schneider National Inc Class B	188,700
9,500	Sterling Construction Co Inc(a)	254,600
20,396	TD SYNNEX Corp	2,105,071
33,500	Thermon Group Holdings Inc(a)	542,700
29,000	Tredegar Corp	347,710
48,487	TriMas Corp	1,555,948
156,827	TTM Technologies Inc(a)	2,324,176
37,600	Tutor Perini Corp(a)	406,080
36,478	UFP Industries Inc	2,814,642
20,650	UFP Technologies Inc(a)	1,366,411
25,800	Vertex Energy Inc(a)(b)	256,452
28,700	Vishay Intertechnology Inc	562,520
118,459	Vontier Corp	3,007,674
4,500	Worthington Industries Inc	231,345
		73,029,836
Shares		Fair Value
Technology — 6.33%
164,989	Allscripts Healthcare Solutions Inc(a)	$ 3,715,552
5,263	BM Technologies Inc(a)(b)	44,999
17,682	Concentrix Corp	2,945,114
40,936	CSG Systems International Inc	2,602,302
67,200	Diebold Nixdorf Inc(a)	452,256
4,100	Diodes Inc(a)	356,659
7,900	Ebix Inc	261,885
5,300	Insight Enterprises Inc(a)	568,796
3,200	ManTech International Corp Class A	275,808
24,600	Photronics Inc(a)	417,462
129,995	Rambus Inc(a)	4,145,541
31,761	Science Applications International Corp	2,927,411
57,012	Super Micro Computer Inc(a)	2,170,447
32,800	Telos Corp(a)	327,016
71,695	Tower Semiconductor Ltd(a)	3,470,038
98,322	Unisys Corp(a)	2,124,738
12,000	Verra Mobility Corp(a)	195,360
17,600	Xperi Holding Corp	304,832
		27,306,216
Utilities — 2.09%
40,812	ALLETE Inc	2,733,588
12,900	Avista Corp	582,435
16,300	Hawaiian Electric Industries Inc	689,653
25,626	NorthWestern Corp	1,550,116
10,400	Otter Tail Corp	650,000
9,300	PNM Resources Inc	443,331
10,600	Portland General Electric Co	584,590
17,000	South Jersey Industries Inc	587,350
7,400	Southwest Gas Holdings Inc	579,346
8,600	Spire Inc(b)	617,136
		9,017,545
TOTAL COMMON STOCK — 96.97% (Cost $335,421,395)		$418,235,768
GOVERNMENT MONEY MARKET MUTUAL FUNDS
520,000	BlackRock FedFund Institutional Class(c), 0.23%(d)	520,000
830,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(c), 0.30%(d)	830,000
897,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.25%(d)	897,000
580,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.25%(d)	580,000

See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Schedule of Investments
As of March 31, 2022 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
206,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.23%(d)	$ 206,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.71% (Cost $3,033,000)		$3,033,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.63%
$2,531,206	Undivided interest of 2.35% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with Bank of America Securities Inc, 0.30%, dated 3/31/22 to be repurchased at $2,531,206 on 4/1/22 collateralized by Federal National Mortgage Association securities, 2.00% - 4.00%, 2/1/36 - 3/1/52, with a value of $110,109,755.(c)	2,531,206
2,531,206	Undivided interest of 2.35% in a repurchase agreement (principal amount/value $107,950,740 with a maturity value of $107,951,640) with RBC Capital Markets Corp, 0.30%, dated 3/31/22 to be repurchased at $2,531,206 on 4/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 4/26/22 - 3/20/52, with a value of $110,109,756.(c)	2,531,206
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,972,229	Undivided interest of 4.65% in a repurchase agreement (principal amount/value $42,458,009 with a maturity value of $42,458,375) with Citigroup Global Markets Inc, 0.31%, dated 3/31/22 to be repurchased at $1,972,229 on 4/1/22 collateralized by Government National Mortgage Association securities, 2.00% - 10.00%, 6/15/22 - 1/20/52, with a value of $43,307,169.(c)	$ 1,972,229
TOTAL SHORT TERM INVESTMENTS — 1.63% (Cost $7,034,641)		$7,034,641
TOTAL INVESTMENTS — 99.31% (Cost $345,489,036)		$428,303,409
OTHER ASSETS & LIABILITIES, NET — 0.69%		$2,989,071
TOTAL NET ASSETS — 100.00%		$431,292,480

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at March 31, 2022.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2022.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP VALUE FUND Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

March 31, 2022

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2022, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2022